Stockholders' Equity (Deficit) - Stock Options Activity and Stock-based Compensation (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted value, share-based compensation, gross	$ 3.6	$ 2.3	$ 2.5	$ 39.9	$ 17.0
Total grant-date fair value of awards vested			10.8	9.7	1.7
Total intrinsic value of options exercised			25.3	31.1	$ 1.8
Unrecognized compensation costs on non-vested stock options	$ 13.5		19.0
Period of recognition for unrecognized compensation costs (in years)	2 years 2 months 12 days
Capitalized amount			$ 0.3
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of recognition for unrecognized compensation costs (in years)			2 years 4 months 24 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted value, share-based compensation, gross			$ 47.1	$ 15.7
Period of recognition for unrecognized compensation costs (in years)	3 years 1 month 6 days		2 years 3 months 18 days
Vested in period, fair value			$ (3.2)
Unrecognized compensation costs on non-vested restricted stock units	$ 49.0		$ 43.6